INVESTMENTS AND PUT RIGHT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Investments And Put Right Liabilities [Abstract]
Summary of group long term investment measured under equity method

The Group presented the summarized financial information of the Group’s long-term investment measured under equity method below in accordance with Rule 4-08 of Regulation S-X.

	Year Ended December 31,
	2023	2022
Operating data:
Revenue	$17,376	$15,365
Net loss	(44,446)	(51,252)

As of December 31, 2023
Balance sheet data:
Current assets	$47,076
Non-current assets	212,948
Current liabilities	44,221
Non-current liabilities	49,391

Summary of Significant Assumptions and Inputs to Determine Fair Value

The Group used the following significant assumptions and inputs in the OPM to determine the fair value of the Series A, B, and C shares:

Investments in available-for-sale debt securities	As of December 31, 2024
Equity market adjustment	-20%
Expected time to change in control (Year)	3.0
Estimated volatility	95%
Risk-free rate (Based on the Chinese sovereign yield curve)	1.18%

Summary of estimate the fair value of the put right using the following assumptions

The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (Finnerty model) to estimate the fair value of the put right using the following assumptions:

Put right liabilities - Series A	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	36.5%
Spot price	$156,707
Probability of triggering event for redemption option	100%

Put right liabilities - Series B	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	33.5%
Spot price	$44,570
Probability of triggering event for redemption option	100%